Schedule of investments (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2024	Dec. 31, 2023
Share of losses of associates	$ (4,029)	$ (12,753)	$ (710)
Ending balance	89,712	194,962
Horizon Ship yard Inter Globe M Sdn Bhd And Double Corporation Oils and Fats Sdn Bhd [Member]
Beginning balance	88,908	89,712
Investments during the year / period		114,597
Share of losses of associates	(4,029)	(12,753)
Foreign exchange difference	4,833	3,406
Ending balance	$ 89,712	$ 194,962